Interest in joint operations (Details) R in Millions, $ in Millions			12 Months Ended
	Jul. 03, 2018 CAD ($)	Jul. 03, 2018 ZAR (R)	Jun. 30, 2018 ZAR (R)	Jun. 30, 2017 ZAR (R)	Jun. 30, 2016 ZAR (R)	Jun. 30, 2015 ZAR (R)
Statement of financial position
External non-current assets			R 357,978	R 310,985	R 282,581
Total assets			439,235	398,939
Shareholders' equity			228,608	217,234	212,418	R 196,483
Long-term liabilities			150,671	129,532
Total equity and liabilities			439,235	398,939
Summarised income statement
Turnover			181,461	172,407	172,942
Earnings before interest and tax			17,747	31,705	24,239
Earnings before tax			15,704	30,008	23,718
Taxation			(5,558)	(8,495)	(8,691)
Earnings for the year			10,146	21,513	15,027
Statement of cash flows
Cash flow from operations			46,638	46,236	52,973
Movement in working capital			(3,761)	(2,167)	1,700
Cash available from operating activities			34,306	37,108	44,615
Dividends paid			(7,952)	(8,628)	(10,680)
Cash retained from operating activities			26,354	28,480	33,935
Cash flow from investing activities			(53,979)	(56,677)	(71,034)
Cash flow from financing activities			14,387	8,547	29,178
Decrease/(increase) in cash requirements			(12,284)	(22,857)	(852)
Capital commitments			63,276	90,736	R 137,286
Joint Operations
Statement of financial position
External non-current assets			13,055	16,236
External current assets			1,503	1,157
Intercompany current assets			1,146	1,029
Total assets			15,704	18,422
Shareholders' equity			5,389	8,893
Long-term liabilities			7,710	6,476
Interest-bearing current liabilities			1,408	799
Non-interest-bearing current liabilities			771	635
Intercompany current liabilities			426	1,619
Total equity and liabilities			15,704	18,422
Summarised income statement
Turnover			3,660	3,782
Earnings before interest and tax			(3,089)	(345)
Other expenses			(438)	(394)
Earnings before tax			(3,527)	(739)
Taxation			(49)	(50)
Earnings for the year			(3,576)	(789)
Statement of cash flows
Cash flow from operations			1,189	1,433
Movement in working capital			397	190
Tax paid			(5)	(14)
Other expenses			(485)	(526)
Cash available from operating activities			1,096	1,083
Dividends paid			(111)	(170)
Cash retained from operating activities			985	913
Cash flow from investing activities			(712)	(2,192)
Cash flow from financing activities			1,575	594
Decrease/(increase) in cash requirements			1,848	(685)
Capital commitments			R 427	R 992
Gemini HDPE LLC
Disclosure of joint operations [line items]
Interest in joint operation (as a percent)			50.00%	50.00%
Statement of financial position
External non-current assets			R 4,386
External current assets			75
Intercompany current assets			20
Total assets			4,481
Shareholders' equity			1,644
Long-term liabilities			2,594
Interest-bearing current liabilities			134
Non-interest-bearing current liabilities			109
Total equity and liabilities			4,481
Summarised income statement
Turnover			213
Earnings before interest and tax			(144)
Other expenses			(80)
Earnings before tax			(224)
Earnings for the year			(224)
Statement of cash flows
Cash flow from operations			(74)
Movement in working capital			(77)
Other expenses			(115)
Cash available from operating activities			(266)
Cash retained from operating activities			(266)
Cash flow from investing activities			275
Cash flow from financing activities			(57)
Decrease/(increase) in cash requirements			R (48)
Sasol Canada
Disclosure of joint operations [line items]
Interest in joint operation (as a percent)			50.00%	50.00%
Statement of financial position
External non-current assets			R 3,455
External current assets			118
Intercompany current assets			1,013
Total assets			4,586
Shareholders' equity			2,890
Long-term liabilities			740
Interest-bearing current liabilities			784
Non-interest-bearing current liabilities			171
Intercompany current liabilities			1
Total equity and liabilities			4,586
Summarised income statement
Turnover			284
Earnings before interest and tax			(3,583)
Other expenses			(6)
Earnings before tax			(3,589)
Earnings for the year			(3,589)
Statement of cash flows
Cash flow from operations			89
Movement in working capital			73
Cash available from operating activities			162
Cash retained from operating activities			162
Cash flow from investing activities			(66)
Decrease/(increase) in cash requirements	$ 75	R 780	R 96
Natref
Disclosure of joint operations [line items]
Interest in joint operation (as a percent)			64.00%	64.00%
Statement of financial position
External non-current assets			R 3,276
External current assets			245
Intercompany current assets			29
Total assets			3,550
Shareholders' equity			231
Long-term liabilities			2,657
Interest-bearing current liabilities			206
Non-interest-bearing current liabilities			309
Intercompany current liabilities			147
Total equity and liabilities			3,550
Summarised income statement
Turnover			1,886
Earnings before interest and tax			379
Other expenses			(203)
Earnings before tax			176
Taxation			(59)
Earnings for the year			117
Statement of cash flows
Cash flow from operations			762
Movement in working capital			531
Tax paid			(1)
Other expenses			(197)
Cash available from operating activities			1,095
Dividends paid			(111)
Cash retained from operating activities			984
Cash flow from investing activities			(873)
Cash flow from financing activities			(72)
Decrease/(increase) in cash requirements			39
Other Joint Operations
Statement of financial position
External non-current assets			1,938
External current assets			1,065
Intercompany current assets			84
Total assets			3,087
Shareholders' equity			624
Long-term liabilities			1,719
Interest-bearing current liabilities			284
Non-interest-bearing current liabilities			182
Intercompany current liabilities			278
Total equity and liabilities			3,087
Summarised income statement
Turnover			1,277
Earnings before interest and tax			259
Other expenses			(149)
Earnings before tax			110
Taxation			10
Earnings for the year			120
Statement of cash flows
Cash flow from operations			412
Movement in working capital			(130)
Tax paid			(4)
Other expenses			(173)
Cash available from operating activities			105
Cash retained from operating activities			105
Cash flow from investing activities			(48)
Cash flow from financing activities			1,704
Decrease/(increase) in cash requirements			R 1,761